Segment information (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Total assets for reportable segments	$ 233,553,541	$ 205,663,602		$ 141,429,386
Cash and cash equivalents	19,367,354	31,479,528	34,263,735	20,157,112	13,304,158
Total assets	236,587,818	212,582,449		141,539,036
Unallocated amounts relating to corporate operations [Member]
Assets
Total assets for reportable segments	233,533,541	205,663,602		141,429,386
Cash and cash equivalents	3,034,277	6,918,847		109,650
Total assets	$ 236,587,818	$ 212,582,449		$ 141,539,036